Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 86,128	$ 170,405
Restricted cash	20,000	20,000
Accounts receivable	18,976	18,976
Prepaid & other current assets	9,107	62,356
Total current assets	134,211	271,737
In process R&D	1,101,760	1,101,760
Goodwill, net	2,788,230	5,988,230
Investment in GMP Bio at fair value	22,653,225	22,653,225
Total assets	26,677,426	30,014,952
Current liabilities:
Accounts payable and accrued liabilities	2,437,167	2,437,321
Contingent Consideration	2,625,000	2,625,000
Derivative liability on notes	703,616	423,214
Total current liabilities	19,199,914	16,504,947
Convertible long-term debt, net of costs		1,898,468
Total liabilities	19,199,914	18,403,415
Commitments and contingencies (Note 13)
Stockholders’ equity:
Common stock, $.01 par value; 750,000,000 shares authorized; 407,289,618 and 399,184,128 issued and outstanding, respectively	4,072,899	3,991,839
Additional paid-in capital	42,219,400	41,655,026
Accumulated deficit	(38,040,668)	(33,516,736)
Total Oncotelic Therapeutics, Inc. stockholders’ equity	8,251,631	12,130,129
Non-controlling interests	(774,119)	(518,592)
Total stockholders’ equity	7,477,512	11,611,537
Total liabilities and stockholders’ equity	26,677,426	30,014,952
Related Party [Member]
Current liabilities:
Accounts payable - related party	346,057	344,099
Convertible debt and short-term debt, net of costs	3,297,208	2,608,356
Nonrelated Party [Member]
Current liabilities:
Convertible debt and short-term debt, net of costs	$ 9,790,866	$ 8,066,957